Investments - Narrative (Details) ¥ in Thousands					2 Months Ended	9 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($)	May 13, 2020 USD ($)	Sep. 28, 2011 USD ($)	Sep. 28, 2011 CNY (¥)	Apr. 04, 2021 USD ($) invesstment_round shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Investments [Line Items]
Revenue from contracts with customers								$ (18,871,000)	$ (12,987,000)
Number of rounds of investments | invesstment_round					2
Gain on dilution								503,000
Transfer from foreign currency translation to equity security investment						$ 928,000
Impairment on equity method investments						0		0
Dividends from equity investments						0		0	0
LanzaJet
Investments [Line Items]
Contribution of intellectual property		$ 15,000,000
Ownership percentage		37.50%			25.00%
Revenue from contracts with customers						(1,620,000)	$ (1,516,000)	(2,025,000)	(1,018,000)
Deferred revenue						$ 8,734,000		$ 10,746,000	13,433,000
Profit amortization period						15 years		15 years
Gain on dilution					$ 503,000
Contingent right to receive additional interest | shares					45,000,000
Equity method investments cost					$ 0
Carrying value less than proportionate share of book value						$ 3,600,000		$ 3,100,000	3,800,000
LanzaJet | Intra-entity
Investments [Line Items]
Revenue from contracts with customers						395,000	497,000	$ (662,000)	$ (549,000)
SGLT
Investments [Line Items]
Contribution of intellectual property			$ 4,000,000	¥ 25,800
Ownership percentage	9.31%		30.00%	30.00%				10.01%	11.14%
Gain on dilution	$ 3,368,000						$ 3,014,000	$ 3,048,000	$ 3,811,000
Equity securities loss						$ 76,000